SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Year end RMB: US$ exchange rate	6.5342		6.937	6.4917
Average yearly RMB: US$ exchange rate	6.7518	6.7518	6.6401	6.2288
Research and development costs	$ 4,269,512		$ 3,869,277	$ 3,404,333
Retirement benefits, contributions by company	173,637		160,656	148,232
Unrecorded deferred income tax liability for earnings are intended to be permanently reinvested	$ 59,386,668
VAT rate	17.00%	17.00%
Accumulated statutory reserves	$ 549,232		491,649	$ 609,621
DPS compensation maximum		$ 500,000
Accounts receivable, allowance for doubtful accounts	868,973		985,990
Advance to suppliers	71,280,903		46,729,285
Advance to suppliers, aging within 60 days	26,821,447
Advance to suppliers, aging within 60-90 days	31,441,204
Advance to suppliers, aging over 90 days	13,018,252
Customer deposits	316,394		135,903
Inventory Adjustments	$ 127,766		$ 120,347
General Reserve Contribution Limit On Capital	General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital	General Reserve Fund until the balance of such fund has reached 50% of its respective registered capital
Plant, Buildings and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Plant, Buildings and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years